As filed with the Securities and Exchange Commission on May 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 99.04%
LONG COMMON STOCKS - 73.38%
	ALUMINUM - 0.67%
22,800	Alcoa, Inc. (e)	$218,424
	AUTO PARTS & EQUIPMENT - 1.82%
15,300	Johnson Controls, Inc. (e)	596,241
	AUTOMOBILE MANUFACTURERS - 1.05%
10,900	General Motors Company (e)	342,587
	BIOTECHNOLOGY - 2.97%
24,041	Baxalta, Inc.	971,256
	BROADCASTING - 1.58%
3,500	CBS Corporation Class B (e)	192,815
1,100	iHeartMedia, Inc. (a)	1,221
4,891	Liberty Media Corporation Class A (a)	188,939
8,208	Media General, Inc. (a)	133,873
		516,848
	CABLE & SATELLITE - 6.81%
7,033	Cablevision Systems Corporation Class A	232,089
28,500	Sirius XM Holdings, Inc. (a)	112,575
9,197	Time Warner Cable, Inc. (e)	1,881,890
		2,226,554
	CASINOS & GAMING - 1.31%
19,900	MGM Resorts International (a)(e)	426,656
	CONSTRUCTION MATERIALS - 0.10%
160,000	West China Cement Ltd. (b)	33,207
	DATA PROCESSING & OUTSOURCED SERVICES - 0.00%
10	Heartland Payment Systems, Inc.	966
	DIVERSIFIED CHEMICALS - 3.93%
18,331	The Dow Chemical Company (e)	932,315
5,075	E.I. Du Pont de Nemours & Company (e)	321,349
2,281	Huntsman Corporation (e)	30,337
		1,284,001
	ENVIRONMENTAL & FACILITIES SERVICES - 0.19%
2,017	Progressive Waste Solutions Ltd. (b)	62,588
	FERTILIZERS & AGRICULTURAL CHEMICALS - 1.04%
4,122	Syngenta AG - ADR	341,384
	HEALTH CARE SUPPLIES - 2.60%
16,786	Alere, Inc. (a)(e)	849,540
	HOTELS, RESORTS & CRUISE LINES - 4.81%
18,828	Starwood Hotels & Resorts Worldwide, Inc. (e)	1,570,820
	HOUSEWARES & SPECIALTIES - 2.70%
14,970	Jarden Corporation (a)	882,482
	INDUSTRIAL CONGLOMERATES - 1.68%
17,300	General Electric Company (e)	549,967
	INDUSTRIAL GASES - 3.52%
8,113	Airgas, Inc.	1,149,125
	INTERNET SOFTWARE & SERVICES - 5.68%
339	Qihoo 360 Technology Company Ltd. - ADR (a)	25,611
36,448	Yahoo!, Inc. (a)	1,341,651
17,761	Youku Tudou, Inc. - ADR (a)	488,250
		1,855,512
	MANAGED HEALTH CARE - 1.60%
2,851	Humana, Inc. (e)	521,590
	MOVIES & ENTERTAINMENT - 0.00%
1,932	SFX Entertainment, Inc. (a)	75
	MULTI-LINE INSURANCE - 3.00%
18,164	American International Group, Inc. (e)	981,764
	OIL & GAS EQUIPMENT & SERVICES - 1.92%
9,334	Cameron International Corporation (a)	625,845
	OIL & GAS REFINING & MARKETING - 0.66%
9,101	Northern Tier Energy LP	214,511
	OIL & GAS STORAGE & TRANSPORTATION - 0.95%
7,587	Columbia Pipeline Group, Inc.	190,433
7,468	The Williams Companies, Inc.	120,011
		310,444

	PHARMACEUTICALS - 1.40%
1,331	Allergan plc (a)(b)(e)	356,748
4	Mylan NV (a)(b)(d)(f)	184
200	Perrigo Company plc (b)	25,586
2,500	Pfizer, Inc. (e)	74,100
		456,618
	REGIONAL BANKS - 1.77%
42,337	First Niagara Financial Group	409,822
8,008	FirstMerit Corporation	168,569
		578,391
	REITs - 1.59%
3,885	Equity Commonwealth (a)	109,635
9,300	NorthStar Realty Finance Corporation (e)	122,016
15,209	Starwood Property Trust, Inc.	287,906
		519,557
	SECURITY & ALARM SERVICES - 1.59%
9,203	The ADT Corporation (e)	379,716
3,806	Tyco International plc (b)	139,718
		519,434
	SEMICONDUCTORS - 4.13%
6,415	Atmel Corporation	52,090
17,805	KLA-Tenor Corporation	1,296,382
		1,348,472
	SPECIALIZED FINANCE - 0.17%
1,538	Markit Ltd. (a)(b)	54,368
	SPECIALTY CHEMICALS - 1.42%
988	GCP Applied Technologies, Inc. (a)	19,701
3,420	The Valspar Corporation	366,008
1,112	W.R. Grace & Company (a)	79,152
		464,861
	TECHNOLOGY DISTRIBUTIONS - 2.97%
27,074	Ingram Micro, Inc. Class A	972,227
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.48%
48,436	EMC Corporation	1,290,819
6,568	SanDisk Corporation	499,694
		1,790,513
	WIRELESS TELECOMMUNICATION SERVICES - 2.27%
19,400	T-Mobile U.S., Inc. (a)(e)	743,020
	TOTAL LONG COMMON STOCKS (Cost $23,159,168)	23,979,848

CONTINGENT VALUE RIGHTS - 0.01%
7,030	Casa Ley, S.A. de C.V. (a)(g)	3,163
268	Leap Wireless International, Inc. (a)(g)	884
7,030	Property Development Centers LLC (a)(g)	352
	TOTAL CONTINGENT VALUE RIGHTS (Cost $629)	4,399

WARRANTS - 0.09%
3,048	KLR Energy Acquisition Corporation (a)	30,572
	TOTAL WARRANTS (Cost $30,480)	30,572

Principal Amount
CORPORATE BONDS - 5.09% (f)
	The ADT Corporation
$264,000	4.125%, 4/15/2019 (e)	279,840
	Aeropuertos Dominicanos Siglo XXI, S.A.
23,000	9.750%, 11/13/2019 (b)(i)	24,380
	Alere, Inc.
34,000	6.500%, 6/15/2020 (e)	34,816
	Community Health Systems, Inc.
121,000	8.000%, 11/15/2019	118,429
	Energy Future Intermediate Holding Company LLC
91,244	11.000%, 10/1/2021 (h)	99,456
466,533	11.750%, 3/1/2022 (h)(i)	508,521
	LIN Television Corporation
236,000	5.875%, 11/15/2022	240,130
	Pinnacle Entertainment, Inc.
318,000	7.500%, 4/15/2021	331,117
	Vantage Oncology LLC
28,000	9.500%, 6/15/2017 (i)	28,350
	TOTAL CORPORATE BONDS (Cost $1,664,666)	1,665,039

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Energy Transfer Equity LP
3	Expiration: April 2016, Exercise Price: $10.00	15
		15

PURCHASED PUT OPTIONS - 0.53%
	Alcoa, Inc.
91	Expiration: April 2016, Exercise Price: $4.00	136
96	Expiration: April 2016, Exercise Price: $5.00	144
36	Expiration: May 2016, Exercise Price: $7.00	180
91	Expiration: June 2016, Exercise Price: $6.00	273
	Allergan plc
1	Expiration: May 2016, Exercise Price: $240.00	750
	American International Group, Inc.
48	Expiration: April 2016, Exercise Price: $45.00	96
41	Expiration: May 2016, Exercise Price: $47.50	1,394
	Bayer AG
9	Expiration: April 2016, Exercise Price: EUR 90.00 (f)	92
5	Expiration: April 2016, Exercise Price: EUR 88.00 (f)	34
	CBS Corporation Class B
95	Expiration: June 2016, Exercise Price: $45.00	3,277
	The Dow Chemical Company
165	Expiration: June 2016, Exercise Price: $43.00	4,125
	E.I. Du Pont de Nemours & Company
17	Expiration: April 2016, Exercise Price: $55.00	51
	General Electric Company
156	Expiration: May 2016, Exercise Price: $28.00	1,248
	General Motors Company
136	Expiration: June 2016, Exercise Price: $27.00	4,216
	Huntsman Corporation
22	Expiration: May 2016, Exercise Price: $8.00	55
	iShares iBoxx $ High Yield Corporate Bond ETF
33	Expiration: June 2016, Exercise Price: $75.00	1,155
62	Expiration: June 2016, Exercise Price: $77.00	4,092
	Johnson Controls, Inc.
84	Expiration: April 2016, Exercise Price: $33.00	840
38	Expiration: April 2016, Exercise Price: $35.00	285
	MGM Resorts International
199	Expiration: June 2016, Exercise Price: $16.00	3,284
	NorthStar Realty Finance Corporation
93	Expiration: April 2016, Exercise Price: $12.00	1,163
	Pfizer, Inc.
19	Expiration: June 2016, Exercise Price: $27.00	551
	SPDR S&P 500 ETF Trust
32	Expiration: March 2016, Exercise Price: $183.00	16
32	Expiration: March 2016, Exercise Price: $197.00	32
17	Expiration: April 2016, Exercise Price: $206.00	3,323
29	Expiration: May 2016, Exercise Price: $204.00	9,483
13	Expiration: May 2016, Exercise Price: $206.00	5,168
	Starwood Hotels & Resorts Worldwide, Inc.
24	Expiration: May 2016, Exercise Price: $55.00	60
	T-Mobile U.S., Inc.
179	Expiration: May 2016, Exercise Price: $31.00	3,759
	VMware, Inc.
28	Expiration: September 2016, Exercise Price: $95.00	123,760
		173,042
	TOTAL PURCHASED OPTIONS (Cost $273,457)	173,057

Principal Amount
ESCROW NOTES - 0.03%
$7,668	AMR Corporation (a)(d)(g)	8,818
	TOTAL ESCROW NOTES (Cost $4,196)	8,818

Shares
SHORT-TERM INVESTMENTS - 19.91%
1,546,549	BlackRock Liquidity Funds TempFund Portfolio, Institutional Share Class, 0.04% (c)(e)	1,546,549
1,653,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.23% (c)(e)	1,653,000
1,653,000	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.44% (c)(e)	1,653,000
1,653,000	The Liquid Asset Portfolio, Institutional Share Class, 0.45% (c)(e)	1,653,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,505,549)	6,505,549
	TOTAL LONG INVESTMENTS (Cost $31,638,145) - 99.04%	32,367,282

SHORT INVESTMENTS - (21.13)%
SHORT COMMON STOCKS - (21.13)% (a)
	AIRLINES - (0.05)%
(402)	American Airlines Group, Inc.	(16,486)
	AUTO PARTS & EQUIPMENT - (0.52)%
(4,390)	Johnson Controls, Inc.	(171,078)
	BANKS - (0.97)%
(28,789)	KeyCorp	(317,831)

	BROADCASTING - (0.14)%
(1,026)	Nexstar Broadcasting Group, Inc. Class A	(45,421)
	CABLE & SATELLITE - (0.55)%
(45,811)	Sirius XM Holdings, Inc.	(180,953)
	COMMERICIAL SERVICES - (0.00)%
(8)	Global Payments, Inc.	(522)
	DIVERSIFIED CHEMICALS - (0.62)%
(3,974)	The Dow Chemical Company	(202,118)
	ENERGY EQUIPMENT & SERVICES - (1.51)%
(6,685)	Schlumberger Ltd. (b)	(493,019)
	ENVIRONMENTAL & FACILITIES SERVICES - (0.19)%
(969)	Waste Connections, Inc.	(62,588)
	HEALTH CARE PROVIDERS & SERVICES - (0.17)%
(500)	Aetna, Inc.	(56,175)
	HOTELS, RESORTS & CRUISE LINES - (1.96)%
(6,590)	Interval Leisure Group, Inc.	(95,160)
(7,664)	Marriott International, Inc. Class A	(545,523)
		(640,683)
	HOUSEWARES - (1.75)%
(12,906)	Newell Brands, Inc.	(571,607)
	INTERNET SOFTWARE & SERVICES - (3.53)%
(14,580)	Alibaba Group Holding Ltd. - ADR	(1,152,257)
	MEDIA - (3.02)%
(4,879)	Charter Communications, Inc. Class A	(987,656)
	MOVIES & ENTERTAINMENT - (0.07)%
(1,008)	Live Nation Entertainment, Inc.	(22,488)
	OIL & GAS & CONSUMABLE FUELS - (0.47)%
(10,265)	Energy Transfer Equity LP	(73,189)
(2,718)	Western Refining, Inc.	(79,067)
		(152,256)
	PHARMACEUTICALS - (2.14)%
(5,995)	Pfizer, Inc.	(177,692)
(3,041)	Shire plc - ADR	(522,748)
		(700,440)
	REGIONAL BANKS - (0.40)%
(13,773)	Huntington Bancshares, Inc.	(131,394)
	RESEARCH & CONSULTING SERVICES - (0.17)%
(432)	IHS, Inc. Class A	(53,637)
	SEMICONDUCTORS - (2.27)%
(8,907)	Lam Research Corporation	(735,718)
(114)	Microchip Technology, Inc.	(5,495)
		(741,213)
	SOFTWARE - (0.41)%
(2,576)	VMware, Inc. Class A	(134,751)
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.22)%
(1,512)	Western Digital Corporation	(71,427)
	TOTAL SHORT COMMON STOCKS (Proceeds $6,606,163)	(6,906,000)
	TOTAL SHORT INVESTMENTS (Proceeds $6,606,163) - (21.13)%	(6,906,000)

	TOTAL NET INVESTMENTS (Cost $25,031,982) - 77.91%	25,461,282
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.09%	7,218,730
	TOTAL NET ASSETS - 100.00%	$32,680,012

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2016, these securities represent 1.72% of total net assets.

(j)	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$31,921,474
Gross unrealized appreciation	$1,495,213
Gross unrealized depreciation	(1,049,405)
Net unrealized depreciation	$445,808

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)	Investment Valuation

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 0.08% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks*	$23,979,664	$184	$-	$23,979,848
Contingent Value Rights	-	-	4,399	4,399
Warrants	30,572	-	-	30,572
Corporate Bonds	-	1,665,039	-	1,665,039
Purchased Option Contracts	172,931	126	-	173,057
Escrow Notes	-	-	8,818	8,818
Short-Term Investments	6,505,549	-	-	6,505,549
Swap Contracts**	-	188,187	-	188,187
Total	$30,688,716	$1,853,536	$13,217	$32,555,469

Liabilities
Short Common Stock*	$6,906,000	$-	$-	$6,906,000
Written Option Contracts	562,515	14,982	-	577,497
Forward Currency Exchange Contracts**	-	15,834	-	15,834
Total	$7,468,515	$30,816	$-	$7,499,331

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2016, the value of these securities held by the Fund were $13,217. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (k). The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

The Fund did not have transfers into or out of Level 1, 2 or 3 securities during the period. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$4,507	$9,968	$14,475
Purchases on Investments	-	-	-
(Sales) of Investments	-	-	-
Transfers Into Level 3	-	-	-
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Depreciation	(108)	(1,150)	(1,258)
Balance as of Mach 31, 2016	$4,399	$8,818	$13,217

(l)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$173,057	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	577,497
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	15,834
Swap Contracts	Schedule of Swap Contracts	188,187	Schedule of Swap Contracts	-
Total		$361,244		$593,331

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	The ADT Corporation
35	Expiration: April 2016, Exercise Price: $42.00	$87
	Alcoa, Inc.
101	Expiration: April 2016, Exercise Price: $7.00	26,058
36	Expiration: May 2016, Exercise Price: $8.00	6,120
91	Expiration: June 2016, Exercise Price: $8.00	16,380
	Alere, Inc.
16	Expiration: May 2016, Exercise Price: $60.00	40
	Allergan plc
2	Expiration: May 2016, Exercise Price: $265.00	3,500
2	Expiration: May 2016, Exercise Price: $275.00	2,650
4	Expiration: May 2016, Exercise Price: $285.00	3,120
	American International Group, Inc.
52	Expiration: April 2016, Exercise Price: $52.50	9,802
32	Expiration: May 2016, Exercise Price: $45.00	30,080
31	Expiration: May 2016, Exercise Price: $52.50	8,339
21	Expiration: May 2016, Exercise Price: $55.00	2,541
	AT&T, Inc.
38	Expiration: April 2016, Exercise Price: $35.00	15,846
	Bayer AG
14	Expiration: April 2016, Exercise Price: EUR 98.00 (a)	9,192
	CBS Corporation Class B
95	Expiration: June 2016, Exercise Price: $50.00	57,237
	The Dow Chemical Company
183	Expiration: June 2016, Exercise Price: $48.00	73,383
	E.I. Du Pont de Nemours & Company
20	Expiration: April 2016, Exercise Price: $62.50	3,060
	General Electric Company
173	Expiration: May 2016, Exercise Price: $30.00	35,724
	General Motors Company
217	Expiration: June 2016, Exercise Price: $33.00	13,780
	Humana, Inc.
15	Expiration: May 2016, Exercise Price: $170.00	26,250
7	Expiration: May 2016, Exercise Price: $175.00	9,695
	Huntsman Corporation
22	Expiration: May 2016, Exercise Price: $10.00	7,920
	Johnson Controls, Inc.
42	Expiration: April 2016, Exercise Price: $38.00	5,166
111	Expiration: April 2016, Exercise Price: $39.00	7,215
	MGM Resorts International
199	Expiration: June 2016, Exercise Price: $19.00	61,193
	NorthStar Realty Finance Corporation
93	Expiration: April 2016, Exercise Price: $14.00	1,302
	Pfizer, Inc.
25	Expiration: June 2016, Exercise Price: $30.00	1,788

	Starwood Hotels & Resorts Worldwide, Inc.
10	Expiration: May 2016, Exercise Price: $60.00	23,600
23	Expiration: May 2016, Exercise Price: $67.50	36,639
2	Expiration: May 2016, Exercise Price: $85.00	200
	T-Mobile U.S., Inc.
194	Expiration: May 2016, Exercise Price: $36.00	64,990
	Vivendi SA
77	Expiration: April 2016, Exercise Price: EUR 18.00 (a)	5,783
2	Expiration: April 2016, Exercise Price: EUR 19.50 (a)	7
		568,687

PUT OPTIONS WRITTEN
	iShares iBoxx $ High Yield Corporate Bond ETF
36	Expiration: June 2016, Exercise Price: $71.00	990
62	Expiration: June 2016, Exercise Price: $72.00	1,488
	SPDR S&P 500 ETF Trust
64	Expiration: March 2016, Exercise Price: $190.00	32
42	Expiration: May 2016, Exercise Price: $196.00	6,300
		8,810
	TOTAL OPTIONS WRITTEN
	(Premiums received $514,975)	$577,497

ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (k) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANSE CONTRACTS*
March 31, 2016 (Unaudited)

							Unrealized
Settlement			USD Value at March 31, 2016			USD Value at March 31, 2016	Appreciation
Date	Currency to be Delivered			Currency to be Received			(Depreciation)**
6/7/2016	218,515	AUD	$166,962	156,722	USD	$156,722	$(10,240)
6/7/2016	442	USD	442	611	AUD	467	25
4/20/2016	143,503	EUR	163,390	159,962	USD	159,962	(3,428)
4/21/2016	140,272	EUR	159,716	157,978	USD	157,978	(1,738)
4/21/2016	119,313	USD	119,313	106,072	EUR	120,775	1,462
5/4/2016	138,019	EUR	157,212	156,338	USD	156,338	(874)
4/21/2016	102,792	GBP	147,644	159,427	USD	159,427	11,783
4/21/2016	146,596	USD	146,596	102,792	GBP	147,644	1,048
10/4/2016	479,688	GBP	689,682	686,209	USD	686,209	(3,473)
6/15/2016	270,400	HKD	34,873	34,885	USD	34,885	12
8/10/2016	2,366,117	SEK	292,936	282,525	USD	282,525	(10,411)
			$2,078,766			$2,062,932	$(15,834)

AUD-	Australian Dollar
EUR-	Euro
GBP-	British Pound
HKD-	Hong Kong Dollar
SEK-	Swedish Krona
USD-	U.S. Dollar
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2016.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2016 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
8/26/2016	Asciano Ltd.	31,012	$193,470	$19,451	JPM
7/27/2016	AT&T, Inc.	3,890	121,282	31,036	JPM
4/30/2016	Bayer AG	1,400	183,908	(19,372)	JPM
10/5/2016	CBS Corporation Class B	6,053	238,912	94,068	BAML
9/30/2016	General Motors Company	12,000	349,800	26,657	BAML
2/11/2017	Meda AB Class A	15,961	277,436	19,351	BAML
2/16/2017	Meda AB Class A	1,945	32,934	3,251	JPM
12/7/2016	SABMiller plc	10,902	652,013	14,162	JPM
2/11/2017	Syngenta AG (a)	389	156,904	10,439	BAML
9/11/2016	TNT Express NV	4,275	34,805	3,539	JPM
9/22/2016	Vivendi SA	7,983	171,225	(3,438)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
2/11/2017	Mylan NV	(826)	(34,527)	(3,749)	BAML
1/28/2017	Shire plc (a)	(1,702)	(90,307)	(7,208)	JPM
				$188,187

BAML -	Bank of America Merrill Lynch & Co., Inc.
JPM -	JPMorgan Chase & Co., Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title  /s/ Michael T. Shannon
                                                 Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael T. Shannon
                                                     Michael T. Shannon, Co-President

Date     May 24, 2016

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 24, 2016

* Print the name and title of each signing officer under his or her signature.